Segment Information (Details)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Information [Line Items]
Description of CODM			The Company’s CODM has been identified as the Chief Executive Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance.	The Company’s CODM has been identified as the Chief Executive Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer	Chief Executive Officer
Reportable segment			1	1
General and administrative expenses			$ 7,756
Number of operating segments			1	1
Cantor Equity Partners, Inc. [Member]
Segment Information [Line Items]
Description of CODM					The Company has identified its Chairman and Chief Executive Officer as the chief operating decision maker (the “CODM”). The Company consists of one reportable segment, because the resource allocation and assessment of performance of the entity’s business activities by the CODM are performed using the entity-wide operating results. The net income (loss) is the measure of segment profit (loss) most consistent with U.S. GAAP that is regularly reviewed by the CODM to allocate resources and assess financial performance.		The Company has identified its Chairman and Chief Executive Officer as the chief operating decision maker (“CODM”). The Company consists of one reportable segment, because the resource allocation and assessment of performance of the entity’s business activities by the CODM are performed using the entity-wide operating results. The net income (loss) is the measure of segment profit (loss) most consistent with U.S. GAAP that is regularly reviewed by the CODM to allocate resources and assess financial performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]					Chief Executive Officer		Chief Executive Officer
Reportable segment					1		1
interest income on investments	$ 1,132,000	$ 627,000			$ 3,404,000	$ 627,000
General and administrative expenses	606,000	135,000			1,622,000	170,000	$ 298,000	$ 253,000
Gain from the change in fair value of the forward sale securities	1,560,000				1,560,000
Total assets	107,115,250			$ 107,115,250	107,115,250		102,369,517
Sponsor [Member] | Cantor Equity Partners, Inc. [Member]
Segment Information [Line Items]
interest income on investments							1,882,000
General and administrative expenses	$ 30,000	$ 16,000			$ 90,000	$ 16,000	$ 46,000	$ 0